Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Effects of Hedges Designated for Hedge Accounting in Debt
The table below shows the effects of our hedges designated
as
hedge accounting
of
our debt:

	December 31, 2019
	Book value	Fair Value – hedge instrument	Consolidated post hedge strategy
Denominated in foreign currency - US$
Aircraft and engine acquisition	896,232	(10,971)	885,261
Working capital	1,727,882	(303,507)	1,424,375

Denominated in local currency - R$
Aircraft and engine acquisition (FINAME)	164,280	(3,309)	160,971
Working capital	37,355	—	37,355
Finance lease	—	—	—

Total in R$	2,825,749	(317,787)	2,507,962

Summary of Indebtedness Related to Working Capital Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) contracted
The table below shows the indebtedness related to working capital denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2019
						Carrying amount hedge item	Fair Value – hedge instrument	Debt Considering Hedge
1) Senior Notes Azul LLP
Foreign exchange risk	Cash Flow Hedge	Principal US$ on Senior Notes Azul LLP	US$ 400 million	Currency Options - Floor 3,2865 Cap 4,7500	US$ 400 million	1,605,914	(282,760)	1,323,154

2) Proceeds in foreign currency
Interest rate swap and foreign exchange risk	Fair value hedge	Principal & Interest on 4.131 Transaction	US$30 million	IRS - Interest Rate Swap (receives US Libor3M + spread & pays 108% CDI)	98,940	121,968	(20,747)	101,221

Total						1,727,882	(303,507)	1,424,375

Summary of Indebtedness Related to Aircraft Acquisition Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) Contracted
The table below shows the indebtedness related to aircraft acquisition denominated in foreign currency, designated as hedge accounting, considering the effects of the derivative instruments (exchanging the exposure for local currency) contracted by the Company:

Risk	Type of hedge	Hedged Item	Nominal amount	Hedge Instrument	Nominal amount	December 31, 2019
						Carrying amount - hedge item	Fair Value – hedge instrument	Debt Considering Hedge
Aircraft acquisition
Interest rate swap and foreign exchange risk	Cash Flow Hedge	Principal US$ on OPIC	US$79 million	Currency Options - Floor 3,8070 Cap 4,7500	US$79 million	594,586	(10,971)	583,615

Interest rate swap and foreign exchange risk	Fair value hedge	Principal & Interest	R$76,200	IRS - Interest Rate Swap (fixed 6% to 58% and 61% of CDI)	R$76,200	44,249	(3,309)	40,940

						638,835	(14,280)	624,555

Schedule of Nominal Foreign Exchange Exposure
The Company’s nominal foreign exchange exposure is shown below:

	Exposure to U.S. dollar		Exposure to Euro
	December 31,		December 31,
	2019	2018 (Restated)	2019	2018
Assets
Cash and cash equivalents and short-term Investments	289,297	356,174	—	—
Security deposits and maintenance reserves	1,613,221	1,513,963	—	—
Sublease receivables	279,504	361,738	—	—
Long-term investments	160,871	—	1,236,828	1,287,781
Financial instruments	121,968	116,564	—	—
Other assets	244,355	122,456	—	—

Total assets	2,709,216	2,470,895	1,236,828	1,287,781

Liabilities
Accounts payable	(424,411)	(455,777)	—	—
Loans and financing (*)	(2,624,114)	(1,756,989)	—	—
Leas e liabilities	(12,034,392)	(8,948,314)	—	—
Other liabilities	(688,134)	(44,925)	—	—

Total liabilities	(15,771,051)	(11,206,005)	—	—

Derivatives (NDF) – notional	2,940,333	2,186,356	—	—

Net exposure	(10,121,502)	(6,548,754)	1,236,828	1,287,781

(*)
As of December 31, 2019, US dollar denominated working capital loans totaling
R$2,158,933
were swapped to Brazilian Reais, yielding a non-realized gain of
R$314,500

and resulting in a net US dollar exposure on Loans and Financing of R$465,181.

Schedule of Financial Liabilities by Maturity
The schedule of financial liabilities held by the Company is as follows:

December 31, 2019	Immediate	Until 6 months	7 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	42,619	162,269	276,339	3,003,090	33,839	3,518,156
Lease liabilities	271,524	598,472	715,237	8,081,759	2,439,629	12,106,621
Accounts payable	975,465	277,388	123,997	—	—	1,376,850
Accounts payable – Supplier finance	249,727	—	—	—	—	249,727
Liabilities from derivative transaction	2,135	46,987	32,074	228,994	—	310,190

	1,541,470	1,085,116	1,147,647	11,313,843	2,473,468	17,561,544

Schedule of Total Capital	The total capital as total net equity and net debt as detailed below:

	December 31,
	2019	2018 (Restated)
Equity	(3,519,174)	(1,150,038)

Cash and cash equivalents (Note 6)	(1,647,880)	(1,169,136)
Short-term investments (Note 7)	(62,009)	(517,423)
Long-term investments (Note 24 )	(1,397,699)	(1,287,781)
Sublease receivable (Nota 9)	(279,504)	(361,738)
Security deposits and maintenance reserves (Note 13)	(1,651,533)	(1,546,720)
Loans and financing (Note 17)	3,518,156	2,756,126
Lease liabilities (Note 1 8 )	12,106,621	8,919,746

Net debt	10,586,152	6,793,074

Total capital	7,066,978	5,643,036

Interest rate risk [member]
Statement [Line Items]
Schedule of Sensitivity Analysis for Market Risk
We estimated the impact on profit and loss and equity for the year ended December 31, 2019 resulting from variation of 25% and 50% on the weighted average rates, as shown below:

	25%	-25%	50%	-50%
Interest expense	29,430	(29,430)	58,860	(58,860)

Currency risk [member]
Statement [Line Items]
Schedule of Sensitivity Analysis for Market Risk

Exposure in US$	25%	-25%	50%	-50%
	R$5.0384/US$	R$3.0230/US$	R$6.0461/US$	R$2.0154/US$
Effect on exchange rate variation	(2,530,398)	2,530,398	(5,060,797)	5,060,797

Exposure in EUR	25%	-25%	50%	-50%
	R$5.6631/EUR	R$3.3979/EUR	R$6.7958/EUR	R$2.2653/EUR
Effect on exchange rate variation	309,207	(309,207)	618,414	(618,414)

Commodity price risk [member]
Statement [Line Items]
Schedule of Sensitivity Analysis for Market Risk

Change in Oil prices in Reais	25%	-25%	50%	-50%
Impact on fuel hedges	379,673	(261,317)	700,031	(582,002)